Shareholder Report, Average Annual Return (Details) 74200171300_Putnam Dynamic Asset Allocation Growth Fund_Class R_TSR Annual {Class R}		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		14.82%	12.14%	10.19%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
Putnam Growth Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Putnam Growth Blended Benchmark†
Average Annual Return, Percent	[1]	14.53%	11.80%	11.19%

[1]
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.